Unaudited Quarterly Financial Data (Details) (USD $)	2 Months Ended		3 Months Ended													7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Net income attributable to NRG Yield, Inc.	$ 9,000,000		$ 0		$ 6,000,000		$ 6,000,000		$ 4,000,000		$ 4,000,000							$ 16,000,000	$ 13,000,000
Net Income			5,000,000	[1]	40,000,000	[1]	41,000,000	[1]	26,000,000		37,000,000		49,000,000	35,000,000	11,000,000	54,000,000	132,000,000	112,000,000	132,000,000	[2]	12,000,000	[2]
Operating Income (Loss)			70,000,000	[1]	84,000,000	[1]	64,000,000	[1]	54,000,000		54,000,000		63,000,000	38,000,000	12,000,000		167,000,000	272,000,000	167,000,000	[2]	29,000,000	[2]
Operating revenues			192,000,000	[1]	184,000,000	[1]	173,000,000	[1]	140,000,000		118,000,000		126,000,000	82,000,000	53,000,000		379,000,000	689,000,000	379,000,000	[2]	175,000,000	[2]
Scenario, Previously Reported [Member]
Net Income			(10,000,000)		31,000,000		34,000,000		18,000,000		24,000,000		40,000,000	34,000,000	11,000,000				109,000,000
Operating Income (Loss)			46,000,000		70,000,000		51,000,000		38,000,000		33,000,000		45,000,000	38,000,000	12,000,000				128,000,000
Operating revenues			148,000,000		161,000,000		134,000,000		110,000,000		86,000,000		95,000,000	79,000,000	53,000,000				313,000,000
Net Income (Loss) [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results			15,000,000		9,000,000		7,000,000		0		13,000,000		9,000,000	1,000,000	0
Operating Income (Loss) [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results			24,000,000		14,000,000		13,000,000		0		21,000,000		18,000,000	0	0
Operating Revenues [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results			44,000,000		23,000,000		39,000,000		0		32,000,000		31,000,000	3,000,000	0
Common Class A [Member]
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)	$ 0.20	[3],[4]	$ 0.01	[4]	$ 0.10	[4]	$ 0.13	[4]	$ 0.09	[4]	$ 0.09	[4]
Weighted average number of common shares outstanding - basic (in shares)	23,000,000	[3],[4]	35	[4]	31	[4]	23,000,000	[4]	23,000,000	[4]	23,000,000	[4]
Net income attributable to NRG Yield, Inc.																		8,000,000.0	6,500,000.0
Common Class C [Member]
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)	$ 0.20	[3],[4]	$ 0.01	[4]	$ 0.10	[4]	$ 0.13	[4]	$ 0.09	[4]	$ 0.09	[4]
Weighted average number of common shares outstanding - basic (in shares)	23,000,000	[3],[4]	35	[4]	31	[4]	23,000,000	[4]	23,000,000	[4]	23,000,000	[4]
Net income attributable to NRG Yield, Inc.																		$ 8,000,000.0	$ 6,500,000.0

[1]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Earnings per weighted average class A and Class C common share are calculated for the period of July 22, 2013 to September 30, 2013
[4]	Adjusted to give effect to the stock split, as described in Note 1, Nature of Business.